Condensed consolidated statement of cash flows (Parenthetical) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Line Items]
Treasury bills and other eligible bills		€ 21	€ 39
Deposits from banks/Loans and advances to banks		(1,789)	1,706
Cash and balances with central banks		126,030	121,331
Cash and cash equivalents at end of period		127,839	119,663
Interest received		11,851	10,766
Interest paid		(5,572)	(4,674)
Interest received (paid)		6,279	6,093
Dividend received	[1]	81	63
Dividend paid		€ (2,460)	€ (472)

[1]
Includes dividends received as recognized within Investment Income, from equity securities included in the Financial assets at fair value through profit or loss, Financial assets at fair value through OCI, and from Investments in associates and joint ventures.

Dividend paid and
received from trading positions have been included.